COMMITMENTS - Narrative (Details) $ in Millions		6 Months Ended	12 Months Ended
	Jul. 06, 2023	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) tonne
Disclosure of commitments [line items]
Commitments in relation to associates		$ 1,610	$ 1,661
Commitments in relation to joint ventures		927	988
Provision of guarantees or collateral by entity, third party transactions		191	181
Pledges of property, plant and equipment		70	98
Other commitments		1,522	1,533
Supply commitment, remaining minimum amount committed		237	368
Serra Azul Mine, Brazil
Disclosure of commitments [line items]
Contractual capital commitments		131	$ 182
Expected capacity of DRI pellet feed (in tonnes) | tonne			4,500,000
ArcelorMittal Brasil S.A.
Disclosure of commitments [line items]
Expected costs to be in compliance with the ECA		94	$ 115
Maximum fine for non-compliance with agreement		21	19
Other commitments		448	420
ArcelorMittal Liberia Ltd
Disclosure of commitments [line items]
Contractual capital commitments		543	$ 340
Concentrate sinter fines capacity (in tonnes) | tonne			15,000,000
ArcelorMittal Dofasco G.P.
Disclosure of commitments [line items]
Contractual capital commitments		$ 394
5.146 billion 10-year term loan
Disclosure of commitments [line items]
Percent guaranteed		60.00%
Asset-based revolving credit facility | Operating subsidiaries | South Africa
Disclosure of commitments [line items]
Debt instrument, collateral amount		$ 152
Debt instrument, ceded bank accounts to secure environmental obligations, true sale of receivables programs and revolving base finance facility		98
Associates
Disclosure of commitments [line items]
Provision of guarantees or collateral by entity, related party transactions		12	$ 12
Commitments within sureties, guarantees, LOC, pledges, and other collateral		365	375
Joint ventures
Disclosure of commitments [line items]
Provision of guarantees or collateral to entity, related party transactions		4,778	4,383
Commitments within sureties, guarantees, LOC, pledges, and other collateral		416	598
Tameh
Disclosure of commitments [line items]
Commitments in relation to joint ventures		393	424
Enerfos
Disclosure of commitments [line items]
Commitments in relation to joint ventures		428	442
Calvert | Joint ventures
Disclosure of commitments [line items]
Provision of guarantees or collateral to entity, related party transactions		454	354
Al Jubail | Joint ventures
Disclosure of commitments [line items]
Provision of guarantees or collateral to entity, related party transactions		180	178
Global Chartering Limited
Disclosure of commitments [line items]
Counter guarantees		365	341
ArcelorMittal Nippon Steel India Limited | Joint ventures
Disclosure of commitments [line items]
Provision of guarantees or collateral to entity, related party transactions		3,354	3,088
Kryvyi Rih Industrial Gas
Disclosure of commitments [line items]
Commitments in relation to associates		649	691
The Fonds d'Urbanisation Et d'Aménagement Du Plateau De Kirchberg And The State Of The Grand-Duchy Of Luxembourg | ArcelorMittal | Business combination
Disclosure of commitments [line items]
Proportion of ownership interest in subsidiary	50.00%
Alkat
Disclosure of commitments [line items]
Commitments in relation to associates		$ 827	$ 797